Supplemental Financial Information (Accumulated Other Comprehensive Income) (Details) - USD ($) $ in Millions		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other income		$ (101.0)	$ (123.4)	$ (103.7)
AOCI reclassed to Retained Earnings before tax	$ 1.6
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance, beginning of period		(3.6)	2.2
Other comprehensive loss before reclassifications		(8.8)	(4.5)
Amounts reclassified from accumulated other comprehensive income / (loss) to earnings		0.1	(1.3)
Other comprehensive income / (loss)		(8.7)	(5.8)	2.4
Balance, end of period		(12.3)	(3.6)	2.2
AOCI reclassed to Retained Earnings, net of tax	$ 1.0
Income Tax Expense (Benefit)		(5.5)	(20.3)	2.2
Interest and Debt Expense		71.3	82.2	98.0
Discontinued Operation, Income (Loss) from Discontinued Operation, before Income Tax		(0.6)	47.6	63.5
Income tax expense from discontinued operations		0.1	14.1	28.5
Revenues		660.5	743.7	747.3
Accumulated Net Gain (Loss) from Cash Flow Hedges Attributable to Parent [Member]
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance, beginning of period		14.5	17.0
Other comprehensive loss before reclassifications		0.0	(1.0)
Amounts reclassified from accumulated other comprehensive income / (loss) to earnings		(0.9)	(1.5)
Other comprehensive income / (loss)		(0.9)	(2.5)
Balance, end of period		13.6	14.5	17.0
Accumulated Defined Benefit Plans Adjustment Attributable to Parent [Member]
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance, beginning of period		(18.1)	(14.8)
Other comprehensive loss before reclassifications		(8.8)	(3.5)
Amounts reclassified from accumulated other comprehensive income / (loss) to earnings		1.0	0.2
Other comprehensive income / (loss)		(7.8)	(3.3)
Balance, end of period		(25.9)	(18.1)	(14.8)
Adjustments for New Accounting Pronouncement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
AOCI reclassed to Retained Earnings before tax				1.6
AOCI Attributable to Parent, Net of Tax [Roll Forward]
AOCI reclassed to Retained Earnings, net of tax				1.0
Reclassification out of Accumulated Other Comprehensive Income [Member]
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Net income (loss)		0.1	(1.3)	3.0
Reclassification out of Accumulated Other Comprehensive Income [Member] | Accumulated Net Gain (Loss) from Cash Flow Hedges Attributable to Parent [Member]
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Income Tax Expense (Benefit)		(0.2)	(0.1)	(0.4)
Net income (loss)		(0.9)	(1.1)	(0.8)
Interest and Debt Expense		1.1	1.2	1.2
Discontinued Operation, Income (Loss) from Discontinued Operation, before Income Tax		0.0	0.0	4.4
Income tax expense from discontinued operations		0.0	0.4	1.2
Discontinued Operation, Gain (Loss) on Disposal of Discontinued Operation, Net of Tax		0.0	(0.4)	3.2
Reclassification out of Accumulated Other Comprehensive Income [Member] | Accumulated Defined Benefit Plans Adjustment Attributable to Parent [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other income		1.3	0.2	0.8
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Income Tax Expense (Benefit)		0.3	0.0	0.2
Net income (loss)		$ 1.0	$ 0.2	$ 0.6